Cover	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported, on July 03, 2023, Bravo Multinational, Inc. (“BRAVO”), a corporation formed under the laws of the State of Wyoming, entered into a Share Exchange Agreement (“the Agreement”) with Recombinant Productions Inc. (“RPI”), a corporation formed under the laws of the State of Nevada. Under the terms of the Agreement, the RPI shareholders will exchange shares representing approximately 51% of the outstanding shares of RPI common stock to BRAVO in exchange for 8,500,000 shares of BRAVO common stock. On July 13, 2023, this transaction closed in accordance with terms of the Stock Purchase Agreement previously filed. This Amendment No. 1 to our Current Report on Form 8-K is being filed to report the financial information that was required to be presented as a result of the closing described in our earlier Current Reports referenced herein. Recombinant Productions, Inc. (“RPI”) is a Nevada corporation that is engaged in the business of developing and acquiring entertainment content and related technologies that span both traditional and new media distribution platforms. Certain statements contained in this current report on Form 8-K are forward-looking statements and are based on future expectations, plans and prospects for BRAVO’s business and operations and involve a number of risks and uncertainties. BRAVO’s forward-looking statements in this report are made as of the date hereof and BRAVO disclaims any duties to supplement, update or revise such statements on a going forward basis whether as a result of subsequent developments, change or expectations or otherwise. In connection with the “safe harbor” provision of the Private Securities Litigation Reform Act of 1995, BRAVO is identifying certain forward-looking information regarding, among other things, the Important factors that could cause further events or results to vary from those addressed in the forward-looking statements, including, without limitation, risks and uncertainties arising from the ability of BRAVO to successfully manage the acquisition of RPI; uncertainties relating to the ability to realize the expected benefits of the share exchange; unanticipated or unfavourable regulatory matters; general economic conditions in the region and industry in which the companies operate, and other risk factors as discussed in other BRAVO filings made from time to time with the United States Securities and Exchange Commission. Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Document Period End Date	Jul. 13, 2023
Entity File Number	000-53505
Entity Registrant Name	BRAVO MULTINATIONAL INCORPORATED
Entity Central Index Key	0001444839
Entity Tax Identification Number	85-4068651
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2020 General Booth Blvd
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454
City Area Code	757
Local Phone Number	306-6090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false